Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Consolidated Statements Of Comprehensive Income (Loss)
Gross unrealized holding gains on securities available for sale, deferred income tax	$ 792	$ (342)
Gross unrealized holding gains transferred to income on sale or call of securities, deferred income tax	0	313
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized (Gain) Loss Arising During Period, Tax	361	(21)
Retirement plan amortization, net of deferred income tax	$ (7)	$ (12)